Income Taxes - Schedule of Income Tax Expense Differences (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
(Loss) income before income taxes
Domestic	$ 17,435	$ 30,594	$ (14,139)
Foreign	19,546	(9,530)	(49,334)
Income (loss) before income taxes	36,981	21,064	(63,473)
Combined tax rate	25.00%	25.00%	25.00%
Expected income tax expense (recovery)	9,245	5,266	(15,868)
Adjustments
Non-deductible, non-taxable items	3,684	1,768	2,138
Impairment of goodwill			8,543
Variation in foreign tax rates	1,646	1,000	275
Deferred income tax rate differences			305
Change in valuation allowance	1,446	(2,807)	1,296
Other	(550)	469	(24)
Income tax expense (recovery)	12,853	520	(8,978)
Current Year [Member]
Adjustments
Investment tax credits	(2,243)	(3,798)	(5,471)
Prior Years [Member]
Adjustments
Investment tax credits	$ (375)	$ (1,378)	$ (172)